Property, plant and equipment, net	6 Months Ended
Sep. 30, 2018
Property, plant and equipment, net
Property, plant and equipment, net

3           Property, plant and equipment, net

Property, plant and equipment, net consist of the following:

	March 31,	September 30,
	2018	2018	2018
	RMB	RMB	US$

Buildings	598,832	598,360	87,123
Leasehold improvements	14,864	14,864	2,164
Machineries	167,310	184,274	26,831
Motor vehicles	18,210	18,903	2,752
Furniture, fixtures and equipment	50,940	52,479	7,641
Construction-in-progress	10,931	3,707	540
	861,087	872,587	127,051
Less: Accumulated depreciation	(308,127)	(329,136)	(47,923)
Total property, plant and equipment, net	552,960	543,451	79,128

Depreciation expense related to property, plant and equipment for the three months ended September 30, 2017 and 2018 was RMB11,199 and RMB12,236 (US$1,782), respectively. Depreciation expense related to property, plant and equipment for the six months ended September 30, 2017 and 2018 was RMB22,796 and RMB24,226 (US$3,528), respectively.